UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form.
Please print or type.


1.	Name and address of issuer:

WM Variable Trust
c/o PFPC Global Fund Services
4400 Computer Drive
Westborough MA, 01581


2. The name of each series or class of securities for which
3. this Form is filed (If the Form is
being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):  X


3.	Investment Company Act File Number:

811-7462


	Securities Act File Number:

33-57732

4(a).	Last day of fiscal year for which this
Form is filed:

December 31, 2003


4(b).	__ Check box if this Form is being filed
late (i.e., more than
90 calendar days after the
end of the issuer's fiscal year).  (See Instruction
A.2)


Note:	If the Form is being filed late, interest
must be paid on the
registration fee due.


4(c).	__ Check box if this is the last time the
issuer will be filing
 this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
during the
fiscal year pursuant to section 24(f):
$58,281,583

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:
$19,690,310

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
ending
		no earlier than October 11, 1995 that were
not
		previously used to reduce registration fees
		payable to the Commission:	$  -0-

	(iv)	Total available redemption credits (add
Items
		5(ii) and 5(iii):	 $ 19,690,310

	(v)	Net sales - if Item 5(i) is greater than Item
5(iv)
		[subtract Item 5(iv) from Item 5(i)]:
$38,591,273

	(vi)	Redemption credits available for use in
future
		years - if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:     $ -
0-

	(vii)	Multiplier for determining registration
fee (See
		Instruction C.9):	x  .0000809

	(viii)	Registration fee due [multiply Item
5(v) by Item
		5(vii)] (enter "0" if no fee is due):
	$3,122.03


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule
24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered
pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number
here:  N/A.

7. Interest due - if this Form is being filed more
than 90 days after the end of the issuer's
fiscal year (see instruction D): +$	N/A


8. Total of the amount of the registration fee due
plus any
	interest due [line 5(viii) plus line 7]:  =$
3,122.03

9. Date the registration fee and any interest payment was sent
	to the Commission's lockbox depository:

January 27, 2004


		Method of Delivery:

			_X_	Wire Transfer
			__	Mail or other means



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*
/s/ Jeffrey L. Lunzer
Jeffrey L. Lunzer, Chief Financial Officer

Date	January 27, 2004
*Please print the name and title of the signing officer below the signature.